Document and Entity Information	Sep. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2025
Entity File Number	1-36837
Entity Registrant Name	Energizer Holdings, Inc.
Entity Central Index Key	0001632790
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	36-4802442
Entity Address, Address Line One	8235 Forsyth Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	985-2000
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ENR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false